CHANGES IN COMPARATIVE DATA - Segmental analysis (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Disclosure of reclassifications or changes in presentation [line items]
Net interest income	£ 13,957	£ 9,366		£ 10,749
Underlying other income, net of insurance claims and changes in insurance and investment contract liabilities	4,252	6,958		4,377
Total income, net of insurance claims and changes in insurance and investment contract liabilities	18,209	16,324		15,126
Underlying income, net of operating lease depreciation	18,209	16,324		15,126
Underlying operating costs	(9,759)	(10,800)		(9,745)
Impairment (charge) credit	(1,522)	1,378		(4,155)
Profit before tax	6,928	6,902	[1]	1,226	[1]
Total assets	877,829	886,525
Customer deposits	475,331	476,344
Segment external liabilities	830,308	833,373
Fee and commission income	2,835	2,608		2,308
Fee and commission expense	(1,332)	(1,185)		(1,148)
Net fee and commission income	1,503	1,423		1,160
Change in fair value	(133)	133		46
Net trading income	(19,987)	17,200		7,220
Inter-segment other income		0
Depreciation and amortisation	2,396	2,825		2,732
Investments in joint ventures and associates	385	352
Gain loss on sale of leased assets net operating leases	197	249		127		£ 41
Change in financial assets at fair value through profit or loss	(26,179)	15,565		8,147
Commercial Banking £m | Unit trust and insurance broking
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income	0
Volatility and other items
Disclosure of reclassifications or changes in presentation [line items]
Net interest income	226	255		174
Underlying other income, net of insurance claims and changes in insurance and investment contract liabilities	120	(139)		165
Operating lease depreciation	(373)	(460)		(884)
Underlying income, net of operating lease depreciation	(27)	(344)		(545)
Underlying operating costs	535	971		905
Impairment (charge) credit	12	7		71
Profit before tax	520	634		431
Change in financial assets at fair value through profit or loss	(252)	87		(59)
Amortisation of other intangible assets (note 25)	70	70		69
Restructuring costs	80	452		521
Expense due to unwinding of discount on provisions	118	199		233
Insurance gross up
Disclosure of reclassifications or changes in presentation [line items]
Net interest income	(1,011)	1,542		(150)
Underlying other income, net of insurance claims and changes in insurance and investment contract liabilities	877	(1,759)		(27)
Operating lease depreciation	0	0		0
Underlying income, net of operating lease depreciation	(134)	(217)		(177)
Underlying operating costs	134	217		174
Impairment (charge) credit	0	0		3
Profit before tax	0	0		0
PPI remediation £m
Disclosure of reclassifications or changes in presentation [line items]
Net interest income	0	0		0
Underlying other income, net of insurance claims and changes in insurance and investment contract liabilities	0	0		0
Operating lease depreciation	0	0		0
Underlying income, net of operating lease depreciation	0	0		0
Underlying operating costs	0	0		85
Impairment (charge) credit	0	0		0
Profit before tax	0	0		85
Underlying Basis
Disclosure of reclassifications or changes in presentation [line items]
Net interest income	13,172	11,163		10,773
Underlying other income, net of insurance claims and changes in insurance and investment contract liabilities	5,249	5,060		4,515
Operating lease depreciation	(373)	(460)		(884)
Underlying income, net of operating lease depreciation	18,048	15,763		14,404
Underlying operating costs	(9,090)	(9,612)		(8,581)
Impairment (charge) credit	(1,510)	1,385		(4,081)
Profit before tax	7,448	7,536		1,742
Write-Off of the ECN
Disclosure of reclassifications or changes in presentation [line items]
Change in financial assets at fair value through profit or loss				(59)
Amortisation of other intangible assets (note 25)				69
Restructuring costs				70
Expense due to unwinding of discount on provisions				233
Underlying Basis
Disclosure of reclassifications or changes in presentation [line items]
Net interest income	13,172	11,163		10,773
Underlying other income, net of insurance claims and changes in insurance and investment contract liabilities	5,249	5,060		4,515
Total income, net of insurance claims and changes in insurance and investment contract liabilities	18,421	16,223		15,288
Operating lease depreciation	(373)	(460)		(884)
Underlying income, net of operating lease depreciation	18,048	15,763		14,404
Underlying operating costs	(8,835)	(8,312)		(8,202)
Remediation	(255)	(1,300)		(379)
Total underlying costs	(9,090)	(9,612)		(8,581)
Impairment (charge) credit	(1,510)	1,385		(4,081)
Profit before tax	7,448	7,536		1,742
External income	18,421	16,223		15,288
Inter-segment (expense) income	0	0		0
Total assets	877,829	886,525		871,269
Customer deposits	475,331	476,344		450,651
Segment external liabilities	830,308	833,373		821,856
Fee and commission income	2,835	2,608		2,308
Fee and commission expense	(1,332)	(1,185)		(1,148)
Net fee and commission income	1,503	1,423		1,160
Operating lease rental income	1,077	1,059		1,120
Rental income from investment properties	145	186		191
Change in fair value	92	(2)		149
Lease termination income				5
Net trading income	596	1,323		1,060
Insurance and other, net of insurance claims and changes in insurance and investment contract liabilities	1,836	1,071		830
Other external income, net of insurance claims and changes in insurance and investment contract liabilities	3,746	3,637		3,355
Inter-segment other income	0			0
Depreciation and amortisation	2,396	2,825		2,732
Movement in value of in-force business	(80)	(70)		76
Defined benefit scheme charges	125	236		247
Additions to fixed assets	3,855	3,228		2,901
Investments in joint ventures and associates	385	352		296
Underlying Basis | Current accounts
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income	646	638		615
Underlying Basis | Credit and debit card fees
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income	1,195	883		748
Underlying Basis | Commercial banking and treasury fees
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income	311	413		274
Underlying Basis | Unit trust and insurance broking
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income	85	113		146
Underlying Basis | Factoring
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income	79	76		76
Underlying Basis | Other fees and commissions
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income	519	485		449
Underlying Basis | Retail £m
Disclosure of reclassifications or changes in presentation [line items]
Net interest income	9,774	8,577		8,380
Underlying other income, net of insurance claims and changes in insurance and investment contract liabilities	1,731	1,597		1,606
Total income, net of insurance claims and changes in insurance and investment contract liabilities	11,505	10,174		9,986
Operating lease depreciation	(368)	(442)		(856)
Underlying income, net of operating lease depreciation	11,137	9,732		9,130
Underlying operating costs	(5,175)	(4,987)		(4,967)
Remediation	(92)	(360)		(125)
Total underlying costs	(5,267)	(5,347)		(5,092)
Impairment (charge) credit	(1,373)	447		(2,128)
Profit before tax	4,497	4,832		1,910
External income	12,055	11,260		11,499
Inter-segment (expense) income	(550)	(1,086)		(1,513)
Total assets	372,485	364,179		350,779
Customer deposits	310,765	308,412		279,610
Segment external liabilities	314,091	312,594		284,634
Fee and commission income	1,220	1,023		947
Fee and commission expense	(665)	(571)		(585)
Net fee and commission income	555	452		362
Operating lease rental income	1,065	1,046		1,103
Rental income from investment properties	0	0		0
Change in fair value	0	0		0
Lease termination income				0
Net trading income	69	52		64
Insurance and other, net of insurance claims and changes in insurance and investment contract liabilities	227	136		198
Other external income, net of insurance claims and changes in insurance and investment contract liabilities	1,361	1,234		1,365
Inter-segment other income	(185)	(89)		(121)
Depreciation and amortisation	1,216	1,525		1,760
Movement in value of in-force business	0	0		0
Defined benefit scheme charges	72	91		100
Additions to fixed assets	2,146	1,921		1,684
Investments in joint ventures and associates	4	6		4
Underlying Basis | Retail £m | Current accounts
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income	421	425		429
Underlying Basis | Retail £m | Credit and debit card fees
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income	735	533		447
Underlying Basis | Retail £m | Commercial banking and treasury fees
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income	0	0		0
Underlying Basis | Retail £m | Unit trust and insurance broking
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income	0	0		0
Underlying Basis | Retail £m | Factoring
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income	0	0		0
Underlying Basis | Retail £m | Other fees and commissions
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income	64	65		71
Underlying Basis | Commercial Banking £m
Disclosure of reclassifications or changes in presentation [line items]
Net interest income	3,447	2,602		2,528
Underlying other income, net of insurance claims and changes in insurance and investment contract liabilities	1,565	1,442		1,428
Total income, net of insurance claims and changes in insurance and investment contract liabilities	5,012	4,044		3,956
Operating lease depreciation	(5)	(18)		(28)
Underlying income, net of operating lease depreciation	5,007	4,026		3,928
Underlying operating costs	(2,496)	(2,288)		(2,281)
Remediation	(133)	(830)		(210)
Total underlying costs	(2,629)	(3,118)		(2,491)
Impairment (charge) credit	(517)	936		(1,561)
Profit before tax	1,861	1,844		(124)
External income	4,330	3,883		3,600
Inter-segment (expense) income	682	161		356
Total assets	147,477	144,390		151,093
Customer deposits	163,828	167,530		170,262
Segment external liabilities	202,070	204,641		214,022
Fee and commission income	1,243	1,198		1,020
Fee and commission expense	(315)	(271)		(234)
Net fee and commission income	928	927		786
Operating lease rental income	12	13		17
Rental income from investment properties	0	0		0
Change in fair value	0	(5)		0
Lease termination income				5
Net trading income	(793)	926		792
Insurance and other, net of insurance claims and changes in insurance and investment contract liabilities	28	119		349
Other external income, net of insurance claims and changes in insurance and investment contract liabilities	(753)	1,053		1,163
Inter-segment other income	1,390	(538)		(521)
Depreciation and amortisation	207	283		263
Movement in value of in-force business	0	0		0
Defined benefit scheme charges	28	30		32
Additions to fixed assets	101	179		112
Investments in joint ventures and associates	0	0		0
Underlying Basis | Commercial Banking £m | Current accounts
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income	225	213		186
Underlying Basis | Commercial Banking £m | Credit and debit card fees
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income	460	350		301
Underlying Basis | Commercial Banking £m | Commercial banking and treasury fees
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income	310	376		274
Underlying Basis | Commercial Banking £m | Unit trust and insurance broking
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income		0		0
Underlying Basis | Commercial Banking £m | Factoring
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income	79	76		76
Underlying Basis | Commercial Banking £m | Other fees and commissions
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income	169	183		183
Underlying Basis | Insurance and Wealth £m
Disclosure of reclassifications or changes in presentation [line items]
Net interest income	(101)	(103)		(118)
Underlying other income, net of insurance claims and changes in insurance and investment contract liabilities	1,576	1,406		1,241
Total income, net of insurance claims and changes in insurance and investment contract liabilities	1,475	1,303		1,123
Operating lease depreciation	0	0		0
Underlying income, net of operating lease depreciation	1,475	1,303		1,123
Underlying operating costs	(1,042)	(899)		(832)
Remediation	(30)	(123)		(50)
Total underlying costs	(1,072)	(1,022)		(882)
Impairment (charge) credit	(12)	0		(2)
Profit before tax	391	281		239
External income	1,526	1,323		1,238
Inter-segment (expense) income	(51)	(20)		(115)
Total assets	175,212	195,039		182,284
Customer deposits	0	0		0
Segment external liabilities	169,182	188,372		176,646
Fee and commission income	356	326		340
Fee and commission expense	(334)	(313)		(303)
Net fee and commission income	22	13		37
Operating lease rental income	0	0		0
Rental income from investment properties	144	186		191
Change in fair value	0	0		0
Lease termination income				0
Net trading income	0	0		0
Insurance and other, net of insurance claims and changes in insurance and investment contract liabilities	2,771	1,766		1,338
Other external income, net of insurance claims and changes in insurance and investment contract liabilities	2,915	1,952		1,529
Inter-segment other income	(1,361)	(559)		(325)
Depreciation and amortisation	142	170		159
Movement in value of in-force business	(80)	(70)		76
Defined benefit scheme charges	7	9		9
Additions to fixed assets	151	117		125
Investments in joint ventures and associates	0	0		0
Underlying Basis | Insurance and Wealth £m | Current accounts
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income	0	0		0
Underlying Basis | Insurance and Wealth £m | Credit and debit card fees
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income	0	0		0
Underlying Basis | Insurance and Wealth £m | Commercial banking and treasury fees
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income		0		0
Underlying Basis | Insurance and Wealth £m | Unit trust and insurance broking
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income	85	113		146
Underlying Basis | Insurance and Wealth £m | Factoring
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income	0	0		0
Underlying Basis | Insurance and Wealth £m | Other fees and commissions
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income	271	213		194
Underlying Basis | Other £m
Disclosure of reclassifications or changes in presentation [line items]
Net interest income	52	87		(17)
Underlying other income, net of insurance claims and changes in insurance and investment contract liabilities	377	615		240
Total income, net of insurance claims and changes in insurance and investment contract liabilities	429	702		223
Operating lease depreciation	0	0		0
Underlying income, net of operating lease depreciation	429	702		223
Underlying operating costs	(122)	(138)		(122)
Remediation	0	13		6
Total underlying costs	(122)	(125)		(116)
Impairment (charge) credit	392	2		(390)
Profit before tax	699	579		(283)
External income	510	(243)		(1,049)
Inter-segment (expense) income	(81)	945		1,272
Total assets	182,655	182,917		187,113
Customer deposits	738	402		779
Segment external liabilities	144,965	127,766		146,554
Fee and commission income	16	61		1
Fee and commission expense	(18)	(30)		(26)
Net fee and commission income	(2)	31		(25)
Operating lease rental income	0	0		0
Rental income from investment properties	1	0		0
Change in fair value	92	3		149
Lease termination income				0
Net trading income	1,320	345		204
Insurance and other, net of insurance claims and changes in insurance and investment contract liabilities	(1,190)	(950)		(1,055)
Other external income, net of insurance claims and changes in insurance and investment contract liabilities	223	(602)		(702)
Inter-segment other income	156	1,186		967
Depreciation and amortisation	831	847		550
Movement in value of in-force business	0	0		0
Defined benefit scheme charges	18	106		106
Additions to fixed assets	1,457	1,011		980
Investments in joint ventures and associates	381	346		292
Underlying Basis | Other £m | Current accounts
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income	0	0		0
Underlying Basis | Other £m | Credit and debit card fees
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income	0	0		0
Underlying Basis | Other £m | Commercial banking and treasury fees
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income	1	37		0
Underlying Basis | Other £m | Unit trust and insurance broking
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income	0	0		0
Underlying Basis | Other £m | Factoring
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income	0	0		0
Underlying Basis | Other £m | Other fees and commissions
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income	£ 15	£ 24		1
As reported
Disclosure of reclassifications or changes in presentation [line items]
Net interest income				10,749
Underlying other income, net of insurance claims and changes in insurance and investment contract liabilities				4,377
Total income, net of insurance claims and changes in insurance and investment contract liabilities				15,126
Underlying income, net of operating lease depreciation				15,126
Underlying operating costs				(9,745)
Impairment (charge) credit				(4,155)
Profit before tax				1,226
Change in financial assets at fair value through profit or loss				8,147
As reported | Volatility and other items
Disclosure of reclassifications or changes in presentation [line items]
Net interest income				174
Underlying other income, net of insurance claims and changes in insurance and investment contract liabilities				165
Total income, net of insurance claims and changes in insurance and investment contract liabilities				339
Operating lease depreciation				(884)
Underlying income, net of operating lease depreciation				(545)
Underlying operating costs				1,522
Impairment (charge) credit				(95)
Profit before tax				882
As reported | Insurance gross up
Disclosure of reclassifications or changes in presentation [line items]
Net interest income				(150)
Underlying other income, net of insurance claims and changes in insurance and investment contract liabilities				(27)
Total income, net of insurance claims and changes in insurance and investment contract liabilities				(177)
Operating lease depreciation				0
Underlying income, net of operating lease depreciation				(177)
Underlying operating costs				174
Impairment (charge) credit				3
Profit before tax				0
As reported | PPI remediation £m
Disclosure of reclassifications or changes in presentation [line items]
Net interest income				0
Underlying other income, net of insurance claims and changes in insurance and investment contract liabilities				0
Total income, net of insurance claims and changes in insurance and investment contract liabilities				0
Operating lease depreciation				0
Underlying income, net of operating lease depreciation				0
Underlying operating costs				85
Impairment (charge) credit				0
Profit before tax				85
As reported | Underlying Basis
Disclosure of reclassifications or changes in presentation [line items]
Net interest income				10,773
Underlying other income, net of insurance claims and changes in insurance and investment contract liabilities				4,515
Total income, net of insurance claims and changes in insurance and investment contract liabilities				15,288
Operating lease depreciation				(884)
Underlying income, net of operating lease depreciation				14,404
Underlying operating costs				(7,964)
Impairment (charge) credit				(4,247)
Profit before tax				2,193
As reported | Underlying Basis
Disclosure of reclassifications or changes in presentation [line items]
Net interest income				10,773
Underlying other income, net of insurance claims and changes in insurance and investment contract liabilities				4,515
Total income, net of insurance claims and changes in insurance and investment contract liabilities				15,288
Operating lease depreciation				(884)
Underlying income, net of operating lease depreciation				14,404
Underlying operating costs				(7,585)
Remediation				(379)
Total underlying costs				(7,964)
Impairment (charge) credit				(4,247)
Profit before tax				2,193
External income				15,288
Inter-segment (expense) income				0
Total assets				871,269
Customer deposits				460,068
Segment external liabilities				821,856
Fee and commission income				2,308
Fee and commission expense				(1,148)
Net fee and commission income				1,160
Operating lease rental income				1,120
Rental income from investment properties				191
Change in fair value				149
Lease termination income				5
Net trading income				1,060
Insurance and other, net of insurance claims and changes in insurance and investment contract liabilities				830
Other external income, net of insurance claims and changes in insurance and investment contract liabilities				3,355
Inter-segment other income				0
Depreciation and amortisation				2,732
Movement in value of in-force business				76
Defined benefit scheme charges				247
Additions to fixed assets				2,901
Investments in joint ventures and associates				296
As reported | Underlying Basis | Current accounts
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income				615
As reported | Underlying Basis | Credit and debit card fees
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income				748
As reported | Underlying Basis | Commercial banking and treasury fees
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income				274
As reported | Underlying Basis | Unit trust and insurance broking
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income				146
As reported | Underlying Basis | Factoring
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income				76
As reported | Underlying Basis | Other fees and commissions
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income				449
As reported | Underlying Basis | Retail £m
Disclosure of reclassifications or changes in presentation [line items]
Net interest income				8,384
Underlying other income, net of insurance claims and changes in insurance and investment contract liabilities				1,733
Total income, net of insurance claims and changes in insurance and investment contract liabilities				10,117
Operating lease depreciation				(856)
Underlying income, net of operating lease depreciation				9,261
Underlying operating costs				(4,761)
Remediation				(125)
Total underlying costs				(4,886)
Impairment (charge) credit				(2,384)
Profit before tax				1,991
External income				11,868
Inter-segment (expense) income				(1,751)
Total assets				358,766
Customer deposits				290,206
Segment external liabilities				295,229
Fee and commission income				1,077
Fee and commission expense				(571)
Net fee and commission income				506
Operating lease rental income				1,103
Rental income from investment properties				0
Change in fair value				0
Lease termination income				0
Net trading income				69
Insurance and other, net of insurance claims and changes in insurance and investment contract liabilities				147
Other external income, net of insurance claims and changes in insurance and investment contract liabilities				1,319
Inter-segment other income				(92)
Depreciation and amortisation				1,760
Movement in value of in-force business				0
Defined benefit scheme charges				97
Additions to fixed assets				1,684
Investments in joint ventures and associates				4
As reported | Underlying Basis | Retail £m | Current accounts
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income				498
As reported | Underlying Basis | Retail £m | Credit and debit card fees
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income				517
As reported | Underlying Basis | Retail £m | Commercial banking and treasury fees
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income				0
As reported | Underlying Basis | Retail £m | Unit trust and insurance broking
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income				0
As reported | Underlying Basis | Retail £m | Factoring
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income				0
As reported | Underlying Basis | Retail £m | Other fees and commissions
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income				62
As reported | Underlying Basis | Commercial Banking £m
Disclosure of reclassifications or changes in presentation [line items]
Net interest income				2,357
Underlying other income, net of insurance claims and changes in insurance and investment contract liabilities				1,292
Total income, net of insurance claims and changes in insurance and investment contract liabilities				3,649
Operating lease depreciation				(28)
Underlying income, net of operating lease depreciation				3,621
Underlying operating costs				(1,851)
Remediation				(210)
Total underlying costs				(2,061)
Impairment (charge) credit				(1,464)
Profit before tax				96
External income				3,246
Inter-segment (expense) income				403
Total assets				142,042
Customer deposits				145,596
Segment external liabilities				189,302
Fee and commission income				875
Fee and commission expense				(222)
Net fee and commission income				653
Operating lease rental income				17
Rental income from investment properties				0
Change in fair value				0
Lease termination income				5
Net trading income				787
Insurance and other, net of insurance claims and changes in insurance and investment contract liabilities				349
Other external income, net of insurance claims and changes in insurance and investment contract liabilities				1,158
Inter-segment other income				(519)
Depreciation and amortisation				263
Movement in value of in-force business				0
Defined benefit scheme charges				30
Additions to fixed assets				112
Investments in joint ventures and associates				0
As reported | Underlying Basis | Commercial Banking £m | Current accounts
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income				113
As reported | Underlying Basis | Commercial Banking £m | Credit and debit card fees
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income				231
As reported | Underlying Basis | Commercial Banking £m | Commercial banking and treasury fees
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income				274
As reported | Underlying Basis | Commercial Banking £m | Unit trust and insurance broking
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income				0
As reported | Underlying Basis | Commercial Banking £m | Factoring
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income				76
As reported | Underlying Basis | Commercial Banking £m | Other fees and commissions
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income				181
As reported | Underlying Basis | Insurance and Wealth £m
Disclosure of reclassifications or changes in presentation [line items]
Net interest income				49
Underlying other income, net of insurance claims and changes in insurance and investment contract liabilities				1,250
Total income, net of insurance claims and changes in insurance and investment contract liabilities				1,299
Operating lease depreciation				0
Underlying income, net of operating lease depreciation				1,299
Underlying operating costs				(902)
Remediation				(50)
Total underlying costs				(952)
Impairment (charge) credit				(9)
Profit before tax				338
External income				1,223
Inter-segment (expense) income				76
Total assets				183,348
Customer deposits				14,072
Segment external liabilities				190,771
Fee and commission income				355
Fee and commission expense				(329)
Net fee and commission income				26
Operating lease rental income				0
Rental income from investment properties				191
Change in fair value				0
Lease termination income				0
Net trading income				0
Insurance and other, net of insurance claims and changes in insurance and investment contract liabilities				1,389
Other external income, net of insurance claims and changes in insurance and investment contract liabilities				1,580
Inter-segment other income				(356)
Depreciation and amortisation				159
Movement in value of in-force business				76
Defined benefit scheme charges				14
Additions to fixed assets				125
Investments in joint ventures and associates				0
As reported | Underlying Basis | Insurance and Wealth £m | Current accounts
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income				4
As reported | Underlying Basis | Insurance and Wealth £m | Credit and debit card fees
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income				0
As reported | Underlying Basis | Insurance and Wealth £m | Commercial banking and treasury fees
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income				0
As reported | Underlying Basis | Insurance and Wealth £m | Unit trust and insurance broking
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income				146
As reported | Underlying Basis | Insurance and Wealth £m | Factoring
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income				0
As reported | Underlying Basis | Insurance and Wealth £m | Other fees and commissions
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income				205
As reported | Underlying Basis | Other £m
Disclosure of reclassifications or changes in presentation [line items]
Net interest income				(17)
Underlying other income, net of insurance claims and changes in insurance and investment contract liabilities				240
Total income, net of insurance claims and changes in insurance and investment contract liabilities				223
Operating lease depreciation				0
Underlying income, net of operating lease depreciation				223
Underlying operating costs				(71)
Remediation				6
Total underlying costs				(65)
Impairment (charge) credit				(390)
Profit before tax				(232)
External income				(1,049)
Inter-segment (expense) income				1,272
Total assets				187,113
Customer deposits				10,194
Segment external liabilities				146,554
Fee and commission income				1
Fee and commission expense				(26)
Net fee and commission income				(25)
Operating lease rental income				0
Rental income from investment properties				0
Change in fair value				149
Lease termination income				0
Net trading income				204
Insurance and other, net of insurance claims and changes in insurance and investment contract liabilities				(1,055)
Other external income, net of insurance claims and changes in insurance and investment contract liabilities				(702)
Inter-segment other income				967
Depreciation and amortisation				550
Movement in value of in-force business				0
Defined benefit scheme charges				106
Additions to fixed assets				980
Investments in joint ventures and associates				292
As reported | Underlying Basis | Other £m | Current accounts
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income				0
As reported | Underlying Basis | Other £m | Credit and debit card fees
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income				0
As reported | Underlying Basis | Other £m | Commercial banking and treasury fees
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income				0
As reported | Underlying Basis | Other £m | Unit trust and insurance broking
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income				0
As reported | Underlying Basis | Other £m | Factoring
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income				0
As reported | Underlying Basis | Other £m | Other fees and commissions
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income				1
Adjustments
Disclosure of reclassifications or changes in presentation [line items]
Net interest income				0
Underlying other income, net of insurance claims and changes in insurance and investment contract liabilities				0
Total income, net of insurance claims and changes in insurance and investment contract liabilities				0
Underlying income, net of operating lease depreciation				0
Underlying operating costs				0
Impairment (charge) credit				0
Profit before tax				0
Change in financial assets at fair value through profit or loss				0
Adjustments | Volatility and other items
Disclosure of reclassifications or changes in presentation [line items]
Net interest income				0
Underlying other income, net of insurance claims and changes in insurance and investment contract liabilities				0
Total income, net of insurance claims and changes in insurance and investment contract liabilities				0
Operating lease depreciation				0
Underlying income, net of operating lease depreciation				0
Underlying operating costs				(617)
Impairment (charge) credit				166
Profit before tax				(451)
Adjustments | Insurance gross up
Disclosure of reclassifications or changes in presentation [line items]
Net interest income				0
Underlying other income, net of insurance claims and changes in insurance and investment contract liabilities				0
Total income, net of insurance claims and changes in insurance and investment contract liabilities				0
Operating lease depreciation				0
Underlying income, net of operating lease depreciation				0
Underlying operating costs				0
Impairment (charge) credit				0
Profit before tax				0
Adjustments | PPI remediation £m
Disclosure of reclassifications or changes in presentation [line items]
Net interest income				0
Underlying other income, net of insurance claims and changes in insurance and investment contract liabilities				0
Total income, net of insurance claims and changes in insurance and investment contract liabilities				0
Operating lease depreciation				0
Underlying income, net of operating lease depreciation				0
Underlying operating costs				0
Impairment (charge) credit				0
Profit before tax				0
Adjustments | Underlying Basis
Disclosure of reclassifications or changes in presentation [line items]
Net interest income				0
Underlying other income, net of insurance claims and changes in insurance and investment contract liabilities				0
Total income, net of insurance claims and changes in insurance and investment contract liabilities				0
Operating lease depreciation				0
Underlying income, net of operating lease depreciation				0
Underlying operating costs				(617)
Impairment (charge) credit				166
Profit before tax				(451)
Adjustments | Underlying Basis
Disclosure of reclassifications or changes in presentation [line items]
Net interest income				0
Underlying other income, net of insurance claims and changes in insurance and investment contract liabilities				0
Total income, net of insurance claims and changes in insurance and investment contract liabilities				0
Operating lease depreciation				0
Underlying income, net of operating lease depreciation				0
Underlying operating costs				(617)
Remediation				0
Total underlying costs				(617)
Impairment (charge) credit				166
Profit before tax				(451)
External income				0
Inter-segment (expense) income				0
Total assets				0
Customer deposits				(9,417)
Segment external liabilities				0
Fee and commission income				0
Fee and commission expense				0
Net fee and commission income				0
Operating lease rental income				0
Rental income from investment properties				0
Change in fair value				0
Lease termination income				0
Net trading income				0
Insurance and other, net of insurance claims and changes in insurance and investment contract liabilities				0
Other external income, net of insurance claims and changes in insurance and investment contract liabilities				0
Inter-segment other income				0
Depreciation and amortisation				0
Movement in value of in-force business				0
Defined benefit scheme charges				0
Additions to fixed assets				0
Investments in joint ventures and associates				0
Adjustments | Underlying Basis | Current accounts
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income				0
Adjustments | Underlying Basis | Credit and debit card fees
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income				0
Adjustments | Underlying Basis | Commercial banking and treasury fees
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income				0
Adjustments | Underlying Basis | Unit trust and insurance broking
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income				0
Adjustments | Underlying Basis | Factoring
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income				0
Adjustments | Underlying Basis | Other fees and commissions
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income				0
Adjustments | Underlying Basis | Retail £m
Disclosure of reclassifications or changes in presentation [line items]
Net interest income				(4)
Underlying other income, net of insurance claims and changes in insurance and investment contract liabilities				(127)
Total income, net of insurance claims and changes in insurance and investment contract liabilities				(131)
Operating lease depreciation				0
Underlying income, net of operating lease depreciation				(131)
Underlying operating costs				(206)
Remediation				0
Total underlying costs				(206)
Impairment (charge) credit				256
Profit before tax				(81)
External income				(369)
Inter-segment (expense) income				238
Total assets				(7,987)
Customer deposits				(10,596)
Segment external liabilities				(10,595)
Fee and commission income				(130)
Fee and commission expense				(14)
Net fee and commission income				(144)
Operating lease rental income				0
Rental income from investment properties				0
Change in fair value				0
Lease termination income				0
Net trading income				(5)
Insurance and other, net of insurance claims and changes in insurance and investment contract liabilities				51
Other external income, net of insurance claims and changes in insurance and investment contract liabilities				46
Inter-segment other income				(29)
Depreciation and amortisation				0
Movement in value of in-force business				0
Defined benefit scheme charges				3
Additions to fixed assets				0
Investments in joint ventures and associates				0
Adjustments | Underlying Basis | Retail £m | Current accounts
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income				(69)
Adjustments | Underlying Basis | Retail £m | Credit and debit card fees
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income				(70)
Adjustments | Underlying Basis | Retail £m | Commercial banking and treasury fees
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income				0
Adjustments | Underlying Basis | Retail £m | Unit trust and insurance broking
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income				0
Adjustments | Underlying Basis | Retail £m | Factoring
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income				0
Adjustments | Underlying Basis | Retail £m | Other fees and commissions
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income				9
Adjustments | Underlying Basis | Commercial Banking £m
Disclosure of reclassifications or changes in presentation [line items]
Net interest income				171
Underlying other income, net of insurance claims and changes in insurance and investment contract liabilities				136
Total income, net of insurance claims and changes in insurance and investment contract liabilities				307
Operating lease depreciation				0
Underlying income, net of operating lease depreciation				307
Underlying operating costs				(430)
Remediation				0
Total underlying costs				(430)
Impairment (charge) credit				(97)
Profit before tax				(220)
External income				354
Inter-segment (expense) income				(47)
Total assets				9,051
Customer deposits				24,666
Segment external liabilities				24,720
Fee and commission income				145
Fee and commission expense				(12)
Net fee and commission income				133
Operating lease rental income				0
Rental income from investment properties				0
Change in fair value				0
Lease termination income				0
Net trading income				5
Insurance and other, net of insurance claims and changes in insurance and investment contract liabilities				0
Other external income, net of insurance claims and changes in insurance and investment contract liabilities				5
Inter-segment other income				(2)
Depreciation and amortisation				0
Movement in value of in-force business				0
Defined benefit scheme charges				2
Additions to fixed assets				0
Investments in joint ventures and associates				0
Adjustments | Underlying Basis | Commercial Banking £m | Current accounts
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income				73
Adjustments | Underlying Basis | Commercial Banking £m | Credit and debit card fees
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income				70
Adjustments | Underlying Basis | Commercial Banking £m | Commercial banking and treasury fees
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income				0
Adjustments | Underlying Basis | Commercial Banking £m | Unit trust and insurance broking
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income				0
Adjustments | Underlying Basis | Commercial Banking £m | Factoring
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income				0
Adjustments | Underlying Basis | Commercial Banking £m | Other fees and commissions
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income				2
Adjustments | Underlying Basis | Insurance and Wealth £m
Disclosure of reclassifications or changes in presentation [line items]
Net interest income				(167)
Underlying other income, net of insurance claims and changes in insurance and investment contract liabilities				(9)
Total income, net of insurance claims and changes in insurance and investment contract liabilities				(176)
Operating lease depreciation				0
Underlying income, net of operating lease depreciation				(176)
Underlying operating costs				70
Remediation				0
Total underlying costs				70
Impairment (charge) credit				7
Profit before tax				(99)
External income				15
Inter-segment (expense) income				(191)
Total assets				(1,064)
Customer deposits				(14,072)
Segment external liabilities				(14,125)
Fee and commission income				(15)
Fee and commission expense				26
Net fee and commission income				11
Operating lease rental income				0
Rental income from investment properties				0
Change in fair value				0
Lease termination income				0
Net trading income				0
Insurance and other, net of insurance claims and changes in insurance and investment contract liabilities				(51)
Other external income, net of insurance claims and changes in insurance and investment contract liabilities				(51)
Inter-segment other income				31
Depreciation and amortisation				0
Movement in value of in-force business				0
Defined benefit scheme charges				(5)
Additions to fixed assets				0
Investments in joint ventures and associates				0
Adjustments | Underlying Basis | Insurance and Wealth £m | Current accounts
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income				(4)
Adjustments | Underlying Basis | Insurance and Wealth £m | Credit and debit card fees
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income				0
Adjustments | Underlying Basis | Insurance and Wealth £m | Commercial banking and treasury fees
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income				0
Adjustments | Underlying Basis | Insurance and Wealth £m | Unit trust and insurance broking
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income				0
Adjustments | Underlying Basis | Insurance and Wealth £m | Factoring
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income				0
Adjustments | Underlying Basis | Insurance and Wealth £m | Other fees and commissions
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income				(11)
Adjustments | Underlying Basis | Other £m
Disclosure of reclassifications or changes in presentation [line items]
Net interest income				0
Underlying other income, net of insurance claims and changes in insurance and investment contract liabilities				0
Total income, net of insurance claims and changes in insurance and investment contract liabilities				0
Operating lease depreciation				0
Underlying income, net of operating lease depreciation				0
Underlying operating costs				(51)
Remediation				0
Total underlying costs				(51)
Impairment (charge) credit				0
Profit before tax				(51)
External income				0
Inter-segment (expense) income				0
Total assets				0
Customer deposits				(9,415)
Segment external liabilities				0
Fee and commission income				0
Fee and commission expense				0
Net fee and commission income				0
Operating lease rental income				0
Rental income from investment properties				0
Change in fair value				0
Lease termination income				0
Net trading income				0
Insurance and other, net of insurance claims and changes in insurance and investment contract liabilities				0
Other external income, net of insurance claims and changes in insurance and investment contract liabilities				0
Inter-segment other income				0
Depreciation and amortisation				0
Movement in value of in-force business				0
Defined benefit scheme charges				0
Additions to fixed assets				0
Investments in joint ventures and associates				0
Adjustments | Underlying Basis | Other £m | Current accounts
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income				0
Adjustments | Underlying Basis | Other £m | Credit and debit card fees
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income				0
Adjustments | Underlying Basis | Other £m | Commercial banking and treasury fees
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income				0
Adjustments | Underlying Basis | Other £m | Unit trust and insurance broking
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income				0
Adjustments | Underlying Basis | Other £m | Factoring
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income				0
Adjustments | Underlying Basis | Other £m | Other fees and commissions
Disclosure of reclassifications or changes in presentation [line items]
Fee and commission income				£ 0

[1]	1 Restated, see page F-16.